Financial Instruments - Categories of Financial Instruments (Detail) $ in Millions, $ in Millions	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Financial assets
Mandatorily measured at FVTPL	$ 912		$ 687
Hedging financial assets	0	$ 0	2
Financial assets at amortized cost (Note a)	71,799		62,405
Financial assets at FVOCI	3,616		7,193
Financial liabilities
Measured at FVTPL Held for trading	6		0
Hedging financial liabilities	8		0
Measured at amortized cost (Note b)	$ 64,747		$ 62,557